INVESTMENTS IN LOANS AND SECURITIES - Investments by Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Amortized Cost
Within 1 year	$ 0
Greater than 1 year, less than or equal to 5 years	648,076
Total	648,076
Fair Value
Within 1 year	0
Greater than 1 year, less than or equal to 5 years	590,455
Total	590,455
Amortized Cost
Within 1 year		$ 0
Greater than 1 year, less than or equal to 5 years		463,976
Total		463,976
Fair Value
Within 1 year		0
Greater than 1 year, less than or equal to 5 years		480,437
Total		480,437
Asset-Backed Securities
Amortized Cost
Within 1 year	0
Greater than 1 year, less than or equal to 5 years	640,346
Total	640,346
Fair Value
Within 1 year	0
Greater than 1 year, less than or equal to 5 years	586,765
Total	586,765
Amortized Cost
Within 1 year		0
Greater than 1 year, less than or equal to 5 years		450,210
Total		450,210
Fair Value
Within 1 year		0
Greater than 1 year, less than or equal to 5 years		466,671
Total		466,671
Other loans and receivables
Amortized Cost
Within 1 year	0
Greater than 1 year, less than or equal to 5 years	7,730
Total	7,730
Fair Value
Within 1 year	0
Greater than 1 year, less than or equal to 5 years	3,690
Total	$ 3,690
Amortized Cost
Within 1 year		0
Greater than 1 year, less than or equal to 5 years		13,766
Total		13,766
Fair Value
Within 1 year		0
Greater than 1 year, less than or equal to 5 years		13,766
Total		$ 13,766